DEBT (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of loans payable

	June 30,	December 31,
	2023	2022
RI - line of credit	$99,971	$99,971
RI - Short-term loans	41,279	43,899
WS - line of credit	200,000	200,000
WS- Short-term loans	126,816	128,830
Loan payable, current	$468,067	$472,700

RI - SBA EIDL	$102,597	$102,597
RI - long-term loans	84,748	86,041
WS - SBA EIDL	26,307	26,307
WS - long-term loans	92,446	113,564
Loan payable, non-current	$306,098	$328,508